Earnings per share/ADS (Tables)	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share/ADS

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions, except per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	150,308	61,959	72,509
Dilution effect arising from share-based awards operated by subsidiaries and equity method investees	(55)	(37)	(38)
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	150,253	61,922	72,471

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	21,619	21,558	20,980
Adjustments for dilutive RSUs and share options (million shares)	363	229	134
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,982	21,787	21,114

Net income per ordinary share — basic (RMB)	6.95	2.87	3.46
Net income per ordinary share — diluted (RMB)	6.84	2.84	3.43

Earnings per ADS
Net income per ADS — basic (RMB)	55.63	22.99	27.65
Net income per ADS — diluted (RMB)	54.70	22.74	27.46